SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Cash and cash equivalents	$ 5,939,950	$ 443,591